Debt - Additional Information (Detail)	1 Months Ended			12 Months Ended
	Oct. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jul. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
Debt Instrument [Line Items]
Percentage of senior notes principal amount which may be redeemed at our option				100.00%
Minimum level of net worth required				$ 7,800,000,000
Actual net worth				9,646,000,000	$ 9,316,000,000		$ 8,847,000,000	$ 8,063,000,000
Uncommitted incremental loan facility				$ 250,000,000
Line of credit facility, covenant terms				The terms of the credit agreement include standard provisions related to conditions of borrowing, including a customary material adverse effect clause which could limit our ability to borrow additional funds. In addition, the credit agreement contains customary restrictive and financial covenants as well as customary events of default, including financial covenants regarding the maintenance of a minimum level of net worth of $7.8 billion at December 31, 2014 and a maximum leverage ratio of 3.0:1. We are in compliance with the financial covenants, with actual net worth of $9.6 billion and actual leverage ratio of 1.4:1, as measured in accordance with the credit agreement as of December 31, 2014.
Borrowings outstanding under credit agreement				$ 0
Outstanding letters of credit				4,000,000
Remaining borrowing capacity				996,000,000
Prior Credit Agreement
Debt Instrument [Line Items]
Revolving credit agreement term, in years			5 years
Amount of unsecured revolving credit agreement			$ 1,000,000,000
Senior Notes
Debt Instrument [Line Items]
Net proceeds from debt		$ 1,730,000,000
Reduction in unamortized value adjustment of senior notes				32,000,000	54,000,000	$ 103,000,000
Senior Notes | $500 million, 6.45% due June 1, 2016
Debt Instrument [Line Items]
Debt redemption price, percentage	100.00%
Early redemption of debt, amount	$ 560,000,000
Gain (loss) on extinguishment of debt	(37,000,000)
Senior notes				$ 500,000,000	$ 500,000,000
Debt instrument, stated interest rate				6.45%	6.45%
Reduction in unamortized value adjustment of senior notes	12,000,000
Revolving Credit Facility | Line of Credit | Credit Agreement
Debt Instrument [Line Items]
Maximum leverage ratios for new credit agreement				3.0
Actual net worth				$ 9,646,000,000
Actual leverage ratio				1.4
Revolving Credit Facility | Line of Credit | LIBOR | Credit Agreement
Debt Instrument [Line Items]
Basis points spread over LIBOR				1.10%
Facility fee that is dependent upon credit rating, basis points				0.15%
Revolving Credit Facility | Line of Credit | LIBOR | Credit Agreement | Minimum
Debt Instrument [Line Items]
Basis points spread over LIBOR				0.90%
Facility fee that is dependent upon credit rating, basis points				0.10%
Revolving Credit Facility | Line of Credit | LIBOR | Credit Agreement | Maximum
Debt Instrument [Line Items]
Basis points spread over LIBOR				1.50%
Facility fee that is dependent upon credit rating, basis points				25.00%
Commercial Paper
Debt Instrument [Line Items]
Amount of unsecured revolving credit agreement	$ 1,000,000,000
Borrowings outstanding under credit agreement				$ 175,000,000